Summary Prospectus	February 26, 2010

AIM Balanced-Risk Allocation Fund
Effective April 30, 2010, AIM Balanced-Risk Allocation Fund will be known as Invesco Balanced-Risk Allocation Fund.

Class: A (ABRZX), B (ABRBX), C (ABRCX), R (ABRRX), Y (ABRYX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, online at www.invescoaim.com/prospectus. Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated February 26, 2010, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective
The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Aim Cayman Commodity Fund I Ltd.’s, a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the AIM Funds. Effective April 1, 2010, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. Effective April 30, 2010, any and all references in the prospectus to “AIM Funds” are replaced with “Invesco Funds”. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y

Management Fees of the Fund and Subsidiary	0.95%	0.95%	0.95%	0.95%	0.95%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None

Other Expenses
Other Expenses of the Fund	0.36	0.36	0.36	0.36	0.36
Other Expenses of the Subsidiary[1]	0.01	0.01	0.01	0.01	0.01

Total Other Expenses	0.37	0.37	0.37	0.37	0.37

Acquired Fund Fees and Expenses of the Fund and Subsidiary[2]	0.12	0.12	0.12	0.12	0.12

Total Annual Fund Operating Expenses	1.69	2.44	2.44	1.94	1.44

Fee Waiver and/or Expense Reimbursement[3]	0.53	0.53	0.53	0.53	0.53

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.16	1.91	1.91	1.41	0.91

1	Other Expenses of the Subsidiary generally include registration fees, legal costs, custodian fees and share expenses.
2	Acquired Fund Fees and Expenses are not operating expenses of the Fund or the Subsidiary directly, but are fees and expenses, including management fees of the investment companies in which the Fund or the Subsidiary invest. As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed the expense limits below.
3	The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Class Y shares to 1.04%, 1.79%, 1.79%, 1.29% and 0.79%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of the underlying Funds that are paid indirectly as a result of share ownership of the underlying Funds; and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees and Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangements at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those

1        AIM Balanced-Risk Allocation Fund

periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$662	$1,004	$1,370	$2,396

Class B	694	1,010	1,453	2,550

Class C	294	710	1,253	2,736

Class R	144	558	998	2,221

Class Y	93	403	736	1,679

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$662	$1,004	$1,370	$2,396

Class B	194	710	1,253	2,550

Class C	194	710	1,253	2,736

Class R	144	558	998	2,221

Class Y	93	403	736	1,679

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 116% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. The Fund may invest in futures, swap agreements, including total return swaps, U.S. and foreign government debt securities and other securities and financially-linked instruments. The Fund will also invest in the Subsidiary and exchange traded funds (ETFs) to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, exchange traded notes (ETNs) and other securities and financially-linked instruments. The Fund will maintain a significant percentage of its assets in cash and cash equivalent instruments including affiliated money market Funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. The Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by the Adviser and has a similar investment objective as the Fund and generally employs a similar investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leverage and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will accomplish this through a three-step investment process.

The first step involves asset selection. The management team selects representative assets to gain exposure to equity, fixed income and commodity markets. The selection process (1) evaluates a particular asset’s theoretical case for long-term excess returns relative to cash; (2) screens the identified assets to meet minimum liquidity criteria; and (3) reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create an optimized portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the optimal long-term asset allocation. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market Funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Commodity Risk. The Fund or the Subsidiary may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility. The Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments, including

2        AIM Balanced-Risk Allocation Fund

derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, the Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A Fund investing in a derivative could lose more than the cash amount invested and incur higher taxes.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Limited Number of Holdings Risk. The Fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified Fund.

Active Trading Risk. The Fund may engage in frequent trading of portfolio securities resulting in a lower return and increased tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may produce the desired results.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246. Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com and Invesco Aim Investment Services, Inc. will be known as Invesco Investment Services, Inc.

There are no minimum investments for Class R shares for Fund accounts. The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as either ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        AIM Balanced-Risk Allocation Fund

invescoaim.com  ABRA-SUMPRO-1

Summary Prospectus	February 26, 2010

AIM Balanced-Risk Allocation Fund
Effective April 30, 2010, AIM Balanced-Risk Allocation Fund will be known as Invesco Balanced-Risk Allocation Fund.

Institutional Class: (ABRIX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invescoaim.com/prospectus. Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com. You can also get this information at no cost by calling (800) 659-1005 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated February 26, 2010, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective
The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. Fees and expenses of Invesco Aim Cayman Commodity Fund I Ltd.’s, a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.

Shareholder Fees (fees paid directly from your investment)

Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class

Management Fees of the Fund and Subsidiary	0.95%

Distribution and/or Service (12b-1) Fees	None

Other Expenses
Other Expenses of the Fund	0.13
Other Expenses of the Subsidiary[1]	0.01
Total Other Expenses	0.14

Acquired Fund Fees and Expenses of the Fund and Subsidiary[2]	0.12

Total Annual Fund Operating Expenses	1.21

Fee Waiver and/or Expense Reimbursement[3]	0.30

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.91

1	Other Expenses of the Subsidiary generally include registration fees, legal costs, custodian fees and share expenses.
2	Acquired Fund Fees and Expenses are not operating expenses of the Fund or the Subsidiary directly, but are fees and expenses including management fees of the investment companies in which the Fund or the Subsidiary invest. As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed the expense limit below.
3	The Adviser has contractually agreed, through at least February 28, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Institutional Class shares to 0.79%, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses were not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above; (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of the underlying Funds that are paid indirectly as a result of share ownership of the underlying Funds; and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees and Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangements at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$93	$354	$636	$1,439

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 116% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. The Fund may invest in futures, swap agreements, including total return swaps, U.S. and foreign government debt securities and other securities and financially-linked instruments. The Fund will also invest in the Subsidiary and exchange traded funds (ETFs) to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, exchange traded notes (ETNs)

1        AIM Balanced-Risk Allocation Fund

and other securities and financially-linked instruments. The Fund will maintain a significant percentage of its assets in cash and cash equivalent instruments including affiliated money market Funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. The Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by the Adviser and has a similar investment objective as the Fund and generally employs a similar investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leverage and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

The Fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will accomplish this through a three-step investment process.

The first step involves asset selection. The management team selects representative assets to gain exposure to equity, fixed income and commodity markets. The selection process (1) evaluates a particular asset’s theoretical case for long-term excess returns relative to cash; (2) screens the identified assets to meet minimum liquidity criteria; and (3) reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create an optimized portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the optimal long-term asset allocation. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market Funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Commodity Risk. The Fund or the Subsidiary may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility. The Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, the Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A Fund investing in a derivative could lose more than the cash amount invested and incur higher taxes.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Limited Number of Holdings Risk. The Fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Active Trading Risk. The Fund may engage in frequent trading of portfolio securities resulting in a lower return and increased tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may produce the desired results.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or

2        AIM Balanced-Risk Allocation Fund

guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., funds of funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        AIM Balanced-Risk Allocation Fund

invescoaim.com  ABRA-SUMPRO-2